Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk - Performance Guarantees [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	$ 2,593,835	$ 2,336,167
Substandard	86,748	28,697
Non-complying	17,025	2,089
Total	2,697,608	2,366,953
Stage 1 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	2,535,072	1,718,639
Substandard
Non-complying
Total	2,535,072	1,718,639
Stage 1 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	50,203	45,140
Substandard
Non-complying
Total	50,203	45,140
Stage 2 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	6,639	572,081
Substandard	86,748	28,697
Non-complying
Total	93,387	600,778
Stage 2 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	1,921	307
Substandard
Non-complying
Total	1,921	307
Stage 3 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	16,872	1,728
Total	16,872	1,728
Stage 3 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	153	361
Total	$ 153	$ 361